18. Deferred taxes and contributions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Taxes And Contributions
Profit before income taxes		R$ 4,677,942	R$ 3,912,319	R$ 3,503,614
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at statutory rate		R$ (1,590,500)	R$ (1,330,186)	R$ (1,191,229)
Tax benefit of interest on equity		312,339	264,816	245,444
Permanent differences: Provision - Law 4,819/58	[1]	(44,426)	(46,544)	(57,104)
Permanent differences: Donations		(19,888)	(13,068)	(12,413)
Other differences		32,050	47,731	30,998
Income tax and social contribution		(1,310,425)	(1,077,251)	(984,304)
Current income tax and social contribution		(1,155,463)	(852,655)	(882,787)
Deferred income tax and social contribution		R$ (154,962)	R$ (224,596)	R$ (101,517)
Effective rate		28.00%	28.00%	28.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 20 (b) (iii)).